Recoverable Cash Advances - Summary of Current and Non-current Portion Cash Advances (Detail) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial liabilities [abstract]
Non-current portion	€ 5,971	€ 5,851
Current portion	669	362
Total Recoverable Cash Advances	€ 6,640	€ 6,213